Commitments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Commitments (Details) [Line Items]
Net proceeds percentage	5.00%
Agreement years	25 years
Terms of agreement	20 years
Israeli Ministry of Energy [Member]
Commitments (Details) [Line Items]
Royalty expense percentage	5.00%	5.00%
Grants received rate	100.00%	100.00%
Suzhou Eco Wave Power Technology Co. Ltd [Member]
Commitments (Details) [Line Items]
Ownership percentage	10.00%
Agreement amount	$ (570)	¥ 3,977
Net proceeds percentage	3.00%
Annual interest percentage	5.00%
Agreement years	10 years